PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets at beginning of year		$ 735.6
Actual return on plan assets		20.7
Employer contributions	$ 7.3	18.4
Benefits paid	(7.3)	(20.7)
Settlements		(754.0)
International
Defined Benefit Plan Disclosure [Line Items]
Plan assets at beginning of year	734.4	631.8
Actual return on plan assets	91.5	118.5
Employer contributions	17.2	13.6
Participant contributions	3.7	4.1
Benefits paid	(21.1)	(21.3)
Settlements	(2.4)	(4.5)
Foreign currency translation	73.9	(7.8)
Plan assets at end of year	$ 897.2	$ 734.4